Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - Q1 - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021		9,357
Beginning balance at Dec. 31, 2021	$ (4,848)	$ 0	$ 10,431	$ (15,279)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	25		25
Restricted stock vesting (in shares)		10
Net loss	$ (3,217)			(3,217)
Ending balance (in shares) at Dec. 31, 2022	10,987	10,987
Ending balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	13		13
Restricted stock vesting (in shares)		5
Warrant issuance	532		532
Net loss	(2,150)			(2,150)
Ending balance (in shares) at Mar. 31, 2023		10,992
Ending balance at Mar. 31, 2023	$ (3,230)	$ 0	17,416	(20,646)
Beginning balance (in shares) at Dec. 31, 2022	10,987	10,987
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	388		388
Restricted stock vesting (in shares)		1,807
Warrant issuance	532		532
Net loss	$ (13,037)			(13,037)
Ending balance (in shares) at Dec. 31, 2023	49,663	49,663
Ending balance at Dec. 31, 2023	$ 259	$ 0	31,792	(31,533)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	37		37
Fractional share adjustment (in shares)		(19)
Issuance of common stock and prefunded warrants in financing (in shares)		25,419
Issuance of common stock and prefunded warrants in financing	4,389		4,389
Prefunded warrant exercise (in shares)		170,812
Net loss	$ (1,887)			(1,887)
Ending balance (in shares) at Mar. 31, 2024	245,875	245,875
Ending balance at Mar. 31, 2024	$ 2,798	$ 0	$ 36,218	$ (33,420)